Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
9.	Leases

The Company’s leases are for office and laboratory spaces, classified as operating leases, and laboratory equipment, classified as finance leases.

On November 19, 2021, in connection with its laboratory and office space in Woburn, MA, the Company provided to the landlord a standby letter of credit in the amount of $131 (the “LOC”), which serves as security for the Company’s performance of its obligations under the lease and bears interest at a per annum rate of the U.S. prime rate plus 1%, with the minimum interest rate no less than 4.25%. The letter of credit is automatically extended without a written amendment for a period of one year, for each and every future expiration date, unless the Company elects not to extend this letter of credit through November 30, 2025.

The components of lease expense were as follows as of and for the years ended December 31, 2024 and 2023:

	Years ended December 31,
	2024	2023
Operating lease costs	$594	$594
Finance lease costs
Amortization of ROU assets	43	240
Interest on lease liabilities	1	16
Total lease costs	$638	$850

The total cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2024 and 2023 included the following:

	Years ended December 31,
	2024	2023
Operating cash flows from operating leases	$566	$500
Financing cash flows from finance leases	$130	$222

Lease term and discount rate were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (in years)
Operating leases	0.73	1.73
Finance leases	0.00	0.25
Weighted-average discount rate
Operating leases	6.66%	6.66%
Finance leases	6.50%	6.50%

The Company had the following future minimum payments due under its operating lease agreements as of December 31, 2024:

For the year ended December 31,	Operating Leases
2025	$465
Total future minimum lease payments	465
Less: amount representing interest	(9)
Present value of future minimum lease payments	456
Less: current maturities	(456)
Obligations under lease liability, noncurrent	$-

The Company had no future minimum payments due under finance lease agreements as of December 31, 2024.